BUSINESS COMBINATION (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 54,400,329	$ 25,348,287	$ 109,508,080	$ 41,328,303	$ 138,613,639	$ 51,879,903
Net income from continuing operations	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	15,691,032
Net income from discontinued operations					0	10,203,951
Total net income from continuing and discontinued operations	14,330,940	10,290,022	30,709,712	15,961,484	57,545,832	25,894,983
From continuing and discontinued operations Earning per share
Basic (in dollars per share)	$ 0.13	$ 0.14	$ 0.28	$ 0.22	$ 0.70	$ 0.43
Diluted (in dollars per share)	$ 0.12	$ 0.13	$ 0.27	$ 0.20	$ 0.63	$ 0.39
From continuing operations Earning per share
Basic (in dollars per share)					$ 0.70	$ 0.26
Diluted (in dollars per share)					$ 0.63	$ 0.23
Pro Forma [Member]
Revenue					128,725,067	47,718,758
Net income from continuing operations					50,655,603	14,041,347
Net income from discontinued operations					0	10,203,951
Total net income from continuing and discontinued operations					$ 50,655,603	$ 24,245,298
From continuing and discontinued operations Earning per share
Basic (in dollars per share)					$ 0.68	$ 0.40
Diluted (in dollars per share)					$ 0.55	$ 0.36
From continuing operations Earning per share
Basic (in dollars per share)					$ 0.68	$ 0.23
Diluted (in dollars per share)					$ 0.55	$ 0.21